Commitments (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Commitment for payment	$ 21,516,576
Commitment term	3 years
Other liabilities (note 13)	$ 352,279		$ 123,985
Repayment, maximum	400,000
Overhead repayment	$ 100,000
Annual installment of gross sales of product, percent	5.00%	5.00%
Annual installment of annual product sales	$ 100,000
BRACELET-1 collaboration agreement
Disclosure of other provisions [line items]
Other receivables	782,049	$ 616,855		$ 0
Other liabilities (note 13)	$ 352,279	$ 277,866	$ 123,985	$ 97,381